NATIONWIDE VL

SEPARATE

ACCOUNT-C

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 30, 2019 (inception) to December 31, 2019.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 2, 2019 (inception) to December 31, 2019.

PIMCO FUNDS

PIMCO VIT High Yield - Admin (PMVHYA)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	678	$20,170	$19,641	$-	$19,641	$-	$19,641
ALVIVA	8,102	105,143	117,068	-	117,068	1	117,067
ACVCA	8	109	151	18	169	-	169
ACVI	97	816	1,365	-	1,365	-	1,365
ACVIG	51,831	475,433	532,827	1	532,828	-	532,828
ACVMV1	7,851	141,155	161,262	-	161,262	3	161,259
ACVU1	1,288	24,191	35,397	10	35,407	-	35,407
ACVV	6,131	57,361	68,485	15	68,500	-	68,500
AMVGR2	12,905	962,542	1,537,886	25	1,537,911	-	1,537,911
AMVI2	3,645	74,236	85,804	-	85,804	6	85,798
PIHYB1	1,361	11,998	12,654	9	12,663	-	12,663
MLVLC2	75	2,226	2,248	-	2,248	17	2,231
DCAP	17,166	675,233	809,896	19	809,915	-	809,915
DSIF	304,419	15,427,887	19,565,011	38	19,565,049	-	19,565,049
DSRG	147	5,228	6,928	1	6,929	-	6,929
DVSCS	231,755	3,293,857	4,417,250	25	4,417,275	-	4,417,275
CVSPIP	22,635	3,220,317	3,756,999	-	3,756,999	3	3,756,996
FQB	77	822	906	-	906	1	905
FCS	4,858	184,805	232,633	-	232,633	22	232,611
FEIS	1,316	28,563	31,243	-	31,243	15	31,228
FGOS	8,054	283,902	623,150	5	623,155	-	623,155
FGS	54,604	3,567,109	5,592,549	21	5,592,570	-	5,592,570
FHIS	1,487	7,779	7,820	3	7,823	-	7,823
FIGBS	6,446	87,016	89,726	8	89,734	-	89,734
FMCS	1,591	51,348	60,902	11	60,913	-	60,913
FOS	2,693	58,936	71,084	13	71,097	-	71,097
FVSS	156	2,132	2,104	1	2,105	-	2,105
FTVSV2	148,176	1,838,937	2,148,557	-	2,148,557	25	2,148,532
TIF2	184	2,401	2,447	-	2,447	12	2,435
GVMCE	2,023	32,040	34,855	15	34,870	-	34,870
AVIE	89	3,249	3,791	12	3,803	-	3,803
OVAG	90	6,815	9,582	15	9,597	-	9,597
OVGI	31	842	917	-	917	10	907
OVGR	9,366	503,869	658,816	1	658,817	-	658,817
OVGS	26,641	1,085,806	1,388,554	9	1,388,563	-	1,388,563
WRMCG	39,266	461,239	686,529	-	686,529	11	686,518
WRRESP	4,316	34,392	30,096	3	30,099	-	30,099
JPMMV1	67,822	688,267	738,583	12	738,595	-	738,595
JABS	5,494	224,083	253,269	-	253,269	7	253,262
JACAS	596	22,493	31,553	9	31,562	-	31,562
JAGTS	3,622	32,968	74,249	-	74,249	6	74,243
JAIGS	27,437	859,702	1,003,662	3	1,003,665	-	1,003,665
LZREMS	696	13,888	14,703	2	14,705	-	14,705
BNCAI	559	34,973	44,152	23	44,175	-	44,175
LOVBD	36,800	427,609	459,634	11	459,645	-	459,645
LOVMCV	-	1	1	-	1	1	-
MV2RIS	5,108	81,616	91,440	-	91,440	6	91,434
MVBRES	21,838	1,017,417	1,237,804	-	1,237,804	1	1,237,803
MVFSC	69,568	1,298,881	1,388,569	1	1,388,570	-	1,388,570
MVIVSC	42,069	1,097,705	1,450,107	-	1,450,107	7	1,450,100
MSEM	1,355	10,163	10,487	10	10,497	-	10,497
MSVMG	43	489	1,276	-	1,276	40	1,236
MSVRE	1,410	22,233	24,162	2	24,164	-	24,164

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
EIF	40	639	766	9	775	-	775
GBF	28,275	317,873	319,230	15	319,245	-	319,245
GEM	8	104	122	-	122	11	111
GIG	67,371	639,035	782,172	1	782,173	-	782,173
GVDMA	-	3	2	-	2	2	-
GVIDM	29,476	337,062	355,770	17	355,787	-	355,787
HIBF	166,345	1,110,014	1,089,562	6	1,089,568	-	1,089,568
MCIF	435,323	8,334,964	9,981,967	34	9,982,001	-	9,982,001
MSBF	327	2,899	3,013	-	3,013	4	3,009
NVAMVX	354	4,523	5,288	-	5,288	2	5,286
NVBX	535,264	5,841,158	5,984,256	-	5,984,256	2	5,984,254
NVCCN1	1,477	15,079	16,117	-	16,117	3	16,114
NVCMA1	2,846	26,860	27,121	-	27,121	13	27,108
NVCMC1	322	3,437	3,567	-	3,567	7	3,560
NVCMD1	51	562	550	6	556	-	556
NVCRA1	10	91	105	-	105	1	104
NVMLG1	4,217	45,034	37,703	-	37,703	3	37,700
NVMMG1	79	832	1,090	-	1,090	24	1,066
NVOLG1	208	3,515	3,925	8	3,933	-	3,933
SAM5	90,616,998	90,616,998	90,616,998	-	90,616,998	9	90,616,989
SCF	65,912	1,149,838	1,317,575	13	1,317,588	-	1,317,588
SCGF	32	530	626	15	641	-	641
SCVF	1,108	12,524	9,713	32	9,745	-	9,745
TRF	10,002	114,321	235,358	10	235,368	-	235,368
AMCG	15	370	590	-	590	9	581
AMSRS	23,236	606,906	713,109	5	713,114	-	713,114
PMVAAA	1,626	15,359	17,998	11	18,009	-	18,009
PMVHYA	31,645	245,214	253,474	23	253,497	-	253,497
PMVLDA	74,936	783,817	777,839	22	777,861	-	777,861
PMVRRA	54,251	702,890	755,172	33	755,205	-	755,205
PMVTRA	524,260	5,810,216	6,076,177	224	6,076,401	-	6,076,401
ROCMC	4,799	48,642	57,151	-	57,151	4	57,147
TRBCGP	13,854	509,985	702,556	25	702,581	-	702,581
TREI2	7,251	187,533	189,262	-	189,262	23	189,239
TRLT1	672,013	3,291,814	3,360,064	157	3,360,221	-	3,360,221
TRMCG2	11,541	315,657	365,044	-	365,044	69	364,975
TRNAG1	113	3,182	4,498	14	4,512	-	4,512
VWEM	30,943	401,695	522,633	2	522,635	-	522,635
VWHA	72	1,217	1,613	-	1,613	24	1,589
SVOF	20	503	596	-	596	25	571

Total (unaudited)			$174,221,156	$1,033	$174,222,189	$429	$174,221,760

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	ALVIVA	ACVCA	ACVI	ACVIG	ACVMV1	ACVU1
Reinvested dividends	$1,298,305	271	2,008	-	4,230	9,147	2,611	-
Mortality and expense risk charges (note 3)	(226,047)	(34)	(200)	-	(840)	(489)	(245)	(42)

Net investment income (loss)	1,072,258	237	1,808	-	3,390	8,658	2,366	(42)

Realized gain (loss) on investments	(1,039,817)	(5,564)	(5,625)	-	238,203	12,109	79	3,411
Change in unrealized gain (loss) on investments	8,732,751	1,754	10,913	33	(285,523)	9,339	(1,817)	5,524

Net gain (loss) on investments	7,692,934	(3,810)	5,288	33	(47,320)	21,448	(1,738)	8,935

Reinvested capital gains	3,321,031	959	-	13	12,758	23,668	-	3,450

Net increase (decrease) in contract owners’ equity resulting from operations	$12,086,223	(2,614)	7,096	46	(31,172)	53,774	628	12,343

Investment Activity:	ACVV	AMVGR2	AMVI2	PIHYB1	MLVLC2	DCAP	DSIF	DSRG
Reinvested dividends	$1,377	3,954	463	652	19	5,411	285,828	66
Mortality and expense risk charges (note 3)	(60)	(2,446)	(139)	(12)	(3)	(741)	(27,983)	(6)

Net investment income (loss)	1,317	1,508	324	640	16	4,670	257,845	60

Realized gain (loss) on investments	505	92,449	291	(19)	(31)	904	945,642	14
Change in unrealized gain (loss) on investments	(2,966)	423,275	8,568	(380)	201	94,584	789,587	1,207

Net gain (loss) on investments	(2,461)	515,724	8,859	(399)	170	95,488	1,735,229	1,221

Reinvested capital gains	1,547	29,580	-	-	181	54,758	1,140,874	71

Net increase (decrease) in contract owners’ equity resulting from operations	$403	546,812	9,183	241	367	154,916	3,133,948	1,352

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DVSCS	CVSPIP	FQB	FCS	FEIS	FGOS	FGS	FHIS
Reinvested dividends	$36,478	56,021	25	313	484	32	3,285	374
Mortality and expense risk charges (note 3)	(5,293)	(2,259)	(1)	(391)	(28)	(541)	(5,842)	(7)

Net investment income (loss)	31,185	53,762	24	(78)	456	(509)	(2,557)	367

Realized gain (loss) on investments	(647,639)	8,694	4	41,821	(260)	26,490	692,992	(52)
Change in unrealized gain (loss) on investments	855,641	536,144	39	13,652	187	201,620	1,187,937	(145)

Net gain (loss) on investments	208,002	544,838	43	55,473	(73)	228,110	1,880,929	(197)

Reinvested capital gains	207,711	110,358	3	1,105	1,309	26,187	507,963	-

Net increase (decrease) in contract owners’ equity resulting from operations	$446,898	708,958	70	56,500	1,692	253,788	2,386,335	170

Investment Activity:	FIGBS	FMCS	FOS	FVSS	FTVSV2	TIF2	GVMCE	AVIE
Reinvested dividends	$560	287	218	21	39,097	74	193	79
Mortality and expense risk charges (note 3)	(28)	(113)	(94)	(1)	(2,243)	(5)	(30)	(4)

Net investment income (loss)	532	174	124	20	36,854	69	163	75

Realized gain (loss) on investments	135	410	360	(50)	(464,265)	604	(309)	-
Change in unrealized gain (loss) on investments	1,858	9,437	11,350	67	439,358	(865)	2,038	295

Net gain (loss) on investments	1,993	9,847	11,710	17	(24,907)	(261)	1,729	295

Reinvested capital gains	10	-	213	99	166,292	-	490	76

Net increase (decrease) in contract owners’ equity resulting from operations	$2,535	10,021	12,047	136	178,239	(192)	2,382	446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVAG	OVGI	OVGR	OVGS	WRMCG	WRRESP	JPMMV1	JABS
Reinvested dividends	$3	12	-	8,219	-	497	11,006	3,457
Mortality and expense risk charges (note 3)	(8)	(1)	(518)	(2,350)	(1,148)	(29)	(1,452)	(326)

Net investment income (loss)	(5)	11	(518)	5,869	(1,148)	468	9,554	3,131

Realized gain (loss) on investments	51	1	2,827	58,981	73,342	(559)	(27,986)	6,969
Change in unrealized gain (loss) on investments	2,134	16	86,783	197,879	120,487	(3,421)	(61,090)	14,337

Net gain (loss) on investments	2,185	17	89,610	256,860	193,829	(3,980)	(89,076)	21,306

Reinvested capital gains	621	81	80,108	42,824	41,867	2,276	45,922	3,454

Net increase (decrease) in contract owners’ equity resulting from operations	$2,801	109	169,200	305,553	234,548	(1,236)	(33,600)	27,891

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	BNCAI	LOVBD	MV2RIS	MVBRES
Reinvested dividends	$43	2	10,038	354	-	16,746	1,310	15,436
Mortality and expense risk charges (note 3)	(42)	(60)	(1,652)	(26)	(57)	(737)	(70)	(1,832)

Net investment income (loss)	1	(58)	8,386	328	(57)	16,009	1,240	13,604

Realized gain (loss) on investments	4,780	2,279	(248,552)	(986)	65	1,221	1,365	4,583
Change in unrealized gain (loss) on investments	3,305	17,945	299,683	(79)	8,043	12,831	2,924	82,706

Net gain (loss) on investments	8,085	20,224	51,131	(1,065)	8,108	14,052	4,289	87,289

Reinvested capital gains	1,959	5,318	-	-	770	-	2,499	57,692

Net increase (decrease) in contract owners’ equity resulting from operations	$10,045	25,484	59,517	(737)	8,821	30,061	8,028	158,585

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	EIF	GBF	GEM
Reinvested dividends	$17,293	10,004	451	-	743	12	6,777	2
Mortality and expense risk charges (note 3)	(2,403)	(2,568)	(10)	-	(53)	-	(567)	(764)

Net investment income (loss)	14,890	7,436	441	-	690	12	6,210	(762)

Realized gain (loss) on investments	6,782	78,751	(19)	30	(7,392)	2	9,131	(214,160)
Change in unrealized gain (loss) on investments	(43,942)	117,736	95	667	(497)	(24)	(2,223)	77,708

Net gain (loss) on investments	(37,160)	196,487	76	697	(7,889)	(22)	6,908	(136,452)

Reinvested capital gains	58,115	26,170	-	93	738	30	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,845	230,093	517	790	(6,461)	20	13,118	(137,214)

Investment Activity:	GIG	GVIDM	HIBF	MCIF	MSBF	NVAMVX	NVBX	NVCCN1
Reinvested dividends	$8,238	443	55,121	96,772	98	63	127,362	39
Mortality and expense risk charges (note 3)	(1,149)	(499)	(1,359)	(11,911)	(3)	(1)	(10,679)	(15)

Net investment income (loss)	7,089	(56)	53,762	84,861	95	62	116,683	24

Realized gain (loss) on investments	2,504	(434)	(875)	(2,006,399)	(2)	3	232,746	(33)
Change in unrealized gain (loss) on investments	43,264	20,778	6,782	2,545,344	11	765	10,310	1,121

Net gain (loss) on investments	45,768	20,344	5,907	538,945	9	768	243,056	1,088

Reinvested capital gains	-	18,299	-	406,654	-	-	-	38

Net increase (decrease) in contract owners’ equity resulting from operations	$52,857	38,587	59,669	1,030,460	104	830	359,739	1,150

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVMLG1	NVMMG1	NVOLG1	SAM5
Reinvested dividends	$264	19	4	1	-	-	47	230,529
Mortality and expense risk charges (note 3)	(24)	(4)	-	-	(44)	-	(9)	(112,395)

Net investment income (loss)	240	15	4	1	(44)	-	38	118,134

Realized gain (loss) on investments	(682)	(17)	(8)	-	(2,833)	(2)	(9,928)	-
Change in unrealized gain (loss) on investments	2,806	272	42	11	(5,226)	307	11,786	-

Net gain (loss) on investments	2,124	255	34	11	(8,059)	305	1,858	-

Reinvested capital gains	524	24	14	-	15,519	113	356	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,888	294	52	12	7,416	418	2,252	118,134

Investment Activity:	SCF	SCGF	SCVF	TRF	AMCG	AMSRS	PMVAAA	PMVHYA
Reinvested dividends	$217	-	6	2,478	-	3,696	829	11,622
Mortality and expense risk charges (note 3)	(2,077)	-	(8)	(211)	-	(592)	(17)	(243)

Net investment income (loss)	(1,860)	-	(2)	2,267	-	3,104	812	11,379

Realized gain (loss) on investments	(147,482)	(6)	(548)	996	6	1	61	(247)
Change in unrealized gain (loss) on investments	338,609	125	851	3,021	141	87,492	379	2,512

Net gain (loss) on investments	191,127	119	303	4,017	147	87,493	440	2,265

Reinvested capital gains	45,739	64	42	15,554	24	25,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,006	183	343	21,838	171	115,982	1,252	13,644

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	ROCMC	TRBCGP	TREI2	TRLT1	TRMCG2
Reinvested dividends	$7,881	10,117	111,659	-	-	3,350	62,235	-
Mortality and expense risk charges (note 3)	(863)	(1,443)	(5,830)	(105)	(635)	(346)	(6,422)	(490)

Net investment income (loss)	7,018	8,674	105,829	(105)	(635)	3,004	55,813	(490)

Realized gain (loss) on investments	(2,184)	40,142	13,807	(4,452)	42,392	(1,589)	76,610	8,802
Change in unrealized gain (loss) on investments	13,618	31,612	240,694	13,592	152,814	5,621	37,244	34,965

Net gain (loss) on investments	11,434	71,754	254,501	9,140	195,206	4,032	113,854	43,767

Reinvested capital gains	-	-	65,888	707	21,879	4,025	-	23,878

Net increase (decrease) in contract owners’ equity resulting from operations	$18,452	80,428	426,218	9,742	216,450	11,061	169,667	67,155

Investment Activity:	TRNAG1	VWEM	VWHA	SVOF	DVIV	NVMLV1
Reinvested dividends	$-	9,037	12	2	113	68
Mortality and expense risk charges (note 3)	(4)	(1,871)	(1)	-	(1)	(3)

Net investment income (loss)	(4)	7,166	11	2	112	65

Realized gain (loss) on investments	58	30,700	(11)	(1)	(120)	(3,601)
Change in unrealized gain (loss) on investments	687	(117,216)	244	63	(708)	1,103

Net gain (loss) on investments	745	(86,516)	233	62	(828)	(2,498)

Reinvested capital gains	663	13,573	-	38	-	1,819

Net increase (decrease) in contract owners’ equity resulting from operations	$1,404	(65,777)	244	102	(716)	(614)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		ALVIVA		ACVCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,072,258	2,456,051	237	533	1,808	716	-	-
Realized gain (loss) on investments	(1,039,817)	1,422,073	(5,564)	128	(5,625)	(1,841)	-	-
Change in unrealized gain (loss) on investments	8,732,751	8,835,287	1,754	4,700	10,913	16,360	33	13
Reinvested capital gains	3,321,031	5,089,031	959	5,367	-	-	13	17

Net increase (decrease) in contract owners’ equity resulting from operations	12,086,223	17,802,442	(2,614)	10,728	7,096	15,235	46	30

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	373,360	125,470	(34)	-	837	(2)	-	-
Transfers between funds	-	-	(32,165)	(1,136)	11,011	4,117	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,056,421)	(9,085,611)	(306)	(727)	(4,016)	(3,857)	(7)	(6)
Adjustments to maintain reserves	1,154	(360)	21	(44)	2	-	11	10

Net equity transactions	(2,681,907)	(8,960,501)	(32,484)	(1,907)	7,834	258	4	4

Net change in contract owners’ equity	9,404,316	8,841,941	(35,098)	8,821	14,930	15,493	50	34
Contract owners’ equity at beginning of period	164,817,444	155,975,503	54,739	45,918	102,137	86,644	119	85

Contract owners’ equity at end of period	$174,221,760	164,817,444	19,641	54,739	117,067	102,137	169	119

CHANGE IN UNITS:
Beginning units	10,317,422	10,434,097	1,254	1,299	10,733	10,644	3	2
Units purchased	6,891,308	2,521,458	187	-	1,794	523	-	3
Units surrendered	(6,827,822)	(2,638,133)	(1,010)	(45)	(497)	(434)	-	(2)

Ending units	10,380,908	10,317,422	431	1,254	12,030	10,733	3	3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVI		ACVIG		ACVMV1		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,390	5,112	8,658	9,912	2,366	2,804	(42)	(71)
Realized gain (loss) on investments	238,203	6,238	12,109	19,877	79	1,016	3,411	276
Change in unrealized gain (loss) on investments	(285,523)	148,989	9,339	33,664	(1,817)	18,631	5,524	6,553
Reinvested capital gains	12,758	43,158	23,668	46,569	-	16,296	3,450	3,792

Net increase (decrease) in contract owners’ equity resulting from operations	(31,172)	203,497	53,774	110,022	628	38,747	12,343	10,550

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(32)	(3)	(318)	22	-	-	6	2
Transfers between funds	(848,728)	96	(55,016)	(62,799)	-	(3,550)	(16,899)	88
Surrenders (notes 2, 3, 4, 5 and 6)	(20,130)	(42,437)	(4,008)	(10,909)	(6,136)	(6,162)	(835)	(821)
Adjustments to maintain reserves	(4)	2	10	(32)	(5)	8	43	(34)

Net equity transactions	(868,894)	(42,342)	(59,332)	(73,718)	(6,141)	(9,704)	(17,685)	(765)

Net change in contract owners’ equity	(900,066)	161,155	(5,558)	36,304	(5,513)	29,043	(5,342)	9,785
Contract owners’ equity at beginning of period	901,431	740,276	538,386	502,082	166,772	137,729	40,749	30,964

Contract owners’ equity at end of period	$1,365	901,431	532,828	538,386	161,259	166,772	35,407	40,749

CHANGE IN UNITS:
Beginning units	37,640	39,599	16,871	18,189	6,023	6,408	1,004	1,028
Units purchased	-	53	298	14,524	5,795	-	186	164
Units surrendered	(37,596)	(2,012)	(2,116)	(15,842)	(6,163)	(385)	(616)	(188)

Ending units	44	37,640	15,053	16,871	5,655	6,023	574	1,004

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		AMVGR2		AMVI2		PIHYB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,317	2,489	1,508	5,488	324	905	640	611
Realized gain (loss) on investments	505	16,171	92,449	9,819	291	(734)	(19)	34
Change in unrealized gain (loss) on investments	(2,966)	2,323	423,275	164,652	8,568	13,434	(380)	1,068
Reinvested capital gains	1,547	10,427	29,580	114,052	-	1,915	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	403	31,410	546,812	294,011	9,183	15,520	241	1,713

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	5	1	25	483	(1)	-	-
Transfers between funds	-	-	(200,150)	(83,664)	2,846	(5,870)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,952)	(123,596)	(15,585)	(13,502)	(2,814)	(3,064)	(849)	(861)
Adjustments to maintain reserves	-	22	19	7	(6)	3	(6)	20

Net equity transactions	(1,952)	(123,569)	(215,715)	(97,134)	509	(8,932)	(855)	(841)

Net change in contract owners’ equity	(1,549)	(92,159)	331,097	196,877	9,692	6,588	(614)	872
Contract owners’ equity at beginning of period	70,049	162,208	1,206,814	1,009,937	76,106	69,518	13,277	12,405

Contract owners’ equity at end of period	$68,500	70,049	1,537,911	1,206,814	85,798	76,106	12,663	13,277

CHANGE IN UNITS:
Beginning units	1,372	4,598	37,988	41,470	5,066	5,675	380	416
Units purchased	139	1,415	32,711	339	160	-	-	390
Units surrendered	(181)	(4,641)	(39,266)	(3,821)	(205)	(609)	(26)	(426)

Ending units	1,330	1,372	31,433	37,988	5,021	5,066	354	380

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MLVLC2		DCAP		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16	19	4,670	5,635	257,845	287,292	60	69
Realized gain (loss) on investments	(31)	(32)	904	117	945,642	1,565,976	14	(21)
Change in unrealized gain (loss) on investments	201	372	94,584	106,502	789,587	2,532,815	1,207	1,350
Reinvested capital gains	181	104	54,758	63,776	1,140,874	1,039,650	71	177

Net increase (decrease) in contract owners’ equity resulting from operations	367	463	154,916	176,030	3,133,948	5,425,733	1,352	1,575

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(20)	3	4,132	832	-	-
Transfers between funds	-	-	(1,323)	(3,267)	(2,626,370)	(5,170,012)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(147)	(123)	(5,677)	(5,512)	(296,564)	(746,288)	(418)	(358)
Adjustments to maintain reserves	(19)	18	38	(35)	113	(58)	(13)	15

Net equity transactions	(166)	(105)	(6,982)	(8,811)	(2,918,689)	(5,915,526)	(431)	(343)

Net change in contract owners’ equity	201	358	147,934	167,219	215,259	(489,793)	921	1,232
Contract owners’ equity at beginning of period	2,030	1,672	661,981	494,762	19,349,790	19,839,583	6,008	4,776

Contract owners’ equity at end of period	$2,231	2,030	809,915	661,981	19,565,049	19,349,790	6,929	6,008

CHANGE IN UNITS:
Beginning units	62	67	18,855	17,440	540,231	726,329	228	212
Units purchased	-	63	587	16,879	520,219	1,683	-	234
Units surrendered	(5)	(68)	(718)	(15,464)	(581,685)	(187,781)	(16)	(218)

Ending units	57	62	18,724	18,855	478,765	540,231	212	228

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		CVSPIP		FQB		FCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$31,185	30,321	53,762	39	24	24	(78)	392
Realized gain (loss) on investments	(647,639)	51,515	8,694	36	4	1	41,821	1,835
Change in unrealized gain (loss) on investments	855,641	380,332	536,144	413	39	53	13,652	35,930
Reinvested capital gains	207,711	371,327	110,358	160	3	-	1,105	28,209

Net increase (decrease) in contract owners’ equity resulting from operations	446,898	833,495	708,958	648	70	78	56,500	66,366

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(323)	-	-	-	-	765	82
Transfers between funds	(143,720)	(440,632)	3,149,621	-	-	-	(76,176)	(21,968)
Surrenders (notes 2, 3, 4, 5 and 6)	(43,604)	(145,728)	(104,244)	(156)	(63)	(60)	(8,626)	(8,605)
Adjustments to maintain reserves	17	22	11	(7)	9	(9)	(34)	(14)

Net equity transactions	(187,307)	(586,661)	3,045,388	(163)	(54)	(69)	(84,071)	(30,505)

Net change in contract owners’ equity	259,591	246,834	3,754,346	485	16	9	(27,571)	35,861
Contract owners’ equity at beginning of period	4,157,684	3,910,850	2,650	2,165	889	880	260,182	224,321

Contract owners’ equity at end of period	$4,417,275	4,157,684	3,756,996	2,650	905	889	232,611	260,182

CHANGE IN UNITS:
Beginning units	95,468	109,525	141	152	35	39	5,393	6,041
Units purchased	99,254	1,561	350,642	145	-	37	161	488
Units surrendered	(104,601)	(15,618)	(181,351)	(156)	(2)	(41)	(1,738)	(1,136)

Ending units	90,121	95,468	169,432	141	33	35	3,816	5,393

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEIS		FGOS		FGS		FHIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$456	524	(509)	(524)	(2,557)	2,827	367	393
Realized gain (loss) on investments	(260)	(5,384)	26,490	21,210	692,992	125,293	(52)	(25)
Change in unrealized gain (loss) on investments	187	12,025	201,620	65,948	1,187,937	1,034,678	(145)	724
Reinvested capital gains	1,309	2,489	26,187	29,531	507,963	336,912	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,692	9,654	253,788	116,165	2,386,335	1,499,710	170	1,092

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	16	(450)	3	(426)	213	-	-
Transfers between funds	-	(99,851)	(4,564)	(36,185)	(1,585,023)	(529,323)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,950)	(13,120)	(4,785)	(4,021)	(134,973)	(327,771)	(534)	(533)
Adjustments to maintain reserves	(31)	3	(3)	23	5	12	(7)	9

Net equity transactions	(1,981)	(112,952)	(9,802)	(40,180)	(1,720,417)	(856,869)	(541)	(524)

Net change in contract owners’ equity	(289)	(103,298)	243,986	75,985	665,918	642,841	(371)	568
Contract owners’ equity at beginning of period	31,517	134,815	379,169	303,184	4,926,652	4,283,811	8,194	7,626

Contract owners’ equity at end of period	$31,228	31,517	623,155	379,169	5,592,570	4,926,652	7,823	8,194

CHANGE IN UNITS:
Beginning units	926	5,124	9,747	10,394	140,404	153,758	348	405
Units purchased	-	952	871	7,152	741	44,560	-	358
Units surrendered	(64)	(5,150)	(1,031)	(7,799)	(30,002)	(57,914)	(24)	(415)

Ending units	862	926	9,587	9,747	111,143	140,404	324	348

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMCS		FOS		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$532	632	174	335	124	267	20	26
Realized gain (loss) on investments	135	32	410	(706)	360	(246)	(50)	(39)
Change in unrealized gain (loss) on investments	1,858	1,666	9,437	5,942	11,350	4,759	67	387
Reinvested capital gains	10	-	-	6,490	213	1,345	99	175

Net increase (decrease) in contract owners’ equity resulting from operations	2,535	2,330	10,021	12,061	12,047	6,125	136	549

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	62,919	-	525	13	126	-	-	-
Transfers between funds	-	-	(6,080)	(5,038)	39,464	(19,199)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,864)	(1,734)	(2,413)	(2,457)	(802)	(429)	(120)	(127)
Adjustments to maintain reserves	14	(9)	5	19	18	(10)	(6)	16

Net equity transactions	61,069	(1,743)	(7,963)	(7,463)	38,806	(19,638)	(126)	(111)

Net change in contract owners’ equity	63,604	587	2,058	4,598	50,853	(13,513)	10	438
Contract owners’ equity at beginning of period	26,130	25,543	58,855	54,257	20,244	33,757	2,095	1,657

Contract owners’ equity at end of period	$89,734	26,130	60,913	58,855	71,097	20,244	2,105	2,095

CHANGE IN UNITS:
Beginning units	1,441	1,574	1,695	1,926	855	1,824	57	62
Units purchased	3,191	1,482	16	104	2,345	86	-	59
Units surrendered	(98)	(1,615)	(222)	(335)	(608)	(1,055)	(4)	(64)

Ending units	4,534	1,441	1,489	1,695	2,592	855	53	57

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVMCE		AVIE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$36,854	24,104	69	220	163	195	75	661
Realized gain (loss) on investments	(464,265)	(380,604)	604	(1,373)	(309)	(1,058)	-	243
Change in unrealized gain (loss) on investments	439,358	649,817	(865)	2,483	2,038	8,602	295	4,235
Reinvested capital gains	166,292	433,164	-	153	490	1,213	76	3,041

Net increase (decrease) in contract owners’ equity resulting from operations	178,239	726,481	(192)	1,483	2,382	8,952	446	8,180

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	267	98	-	218	-	5	-	40
Transfers between funds	(524,893)	(1,333,394)	(12,466)	(98)	-	(3,168)	-	(73,302)
Surrenders (notes 2, 3, 4, 5 and 6)	(50,133)	(64,120)	(176)	(437)	(2,064)	(4,192)	(227)	(46,516)
Adjustments to maintain reserves	(26)	5	7	(19)	(8)	23	26	(20)

Net equity transactions	(574,785)	(1,397,411)	(12,635)	(336)	(2,072)	(7,332)	(201)	(119,798)

Net change in contract owners’ equity	(396,546)	(670,930)	(12,827)	1,147	310	1,620	245	(111,618)
Contract owners’ equity at beginning of period	2,545,078	3,216,008	15,262	14,115	34,560	32,940	3,558	115,176

Contract owners’ equity at end of period	$2,148,532	2,545,078	2,435	15,262	34,870	34,560	3,803	3,558

CHANGE IN UNITS:
Beginning units	78,223	125,987	608	633	688	883	114	4,846
Units purchased	19	62,902	-	106	-	707	-	118
Units surrendered	(15,401)	(110,666)	(512)	(131)	(47)	(902)	(7)	(4,850)

Ending units	62,841	78,223	96	608	641	688	107	114

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVGI		OVGR		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5)	(13)	11	7	(518)	(743)	5,869	7,656
Realized gain (loss) on investments	51	4	1	(1)	2,827	77,411	58,981	12,151
Change in unrealized gain (loss) on investments	2,134	1,281	16	82	86,783	28,717	197,879	150,636
Reinvested capital gains	621	863	81	129	80,108	59,333	42,824	168,860

Net increase (decrease) in contract owners’ equity resulting from operations	2,801	2,135	109	217	169,200	164,718	305,553	339,303

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(2)	-	-	27,964	-	-	28
Transfers between funds	-	2	-	-	-	-	(207,971)	(156,124)
Surrenders (notes 2, 3, 4, 5 and 6)	(534)	(443)	(58)	(53)	(6,949)	(217,870)	(15,940)	(15,866)
Adjustments to maintain reserves	4	6	(10)	(7)	(2)	(7)	(10)	32

Net equity transactions	(530)	(437)	(68)	(60)	21,013	(217,877)	(223,921)	(171,930)

Net change in contract owners’ equity	2,271	1,698	41	157	190,213	(53,159)	81,632	167,373
Contract owners’ equity at beginning of period	7,326	5,628	866	709	468,604	521,763	1,306,931	1,139,558

Contract owners’ equity at end of period	$9,597	7,326	907	866	658,817	468,604	1,388,563	1,306,931

CHANGE IN UNITS:
Beginning units	206	212	25	30	13,016	17,805	37,492	42,992
Units purchased	-	212	-	26	713	13,077	33,261	2,148
Units surrendered	(14)	(218)	(2)	(31)	(318)	(17,866)	(40,409)	(7,648)

Ending units	192	206	23	25	13,411	13,016	30,344	37,492

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRRESP		JPMMV1		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,148)	(1,408)	468	451	9,554	11,877	3,131	1,407
Realized gain (loss) on investments	73,342	22,046	(559)	(211)	(27,986)	24,754	6,969	1,106
Change in unrealized gain (loss) on investments	120,487	65,882	(3,421)	6,407	(61,090)	119,938	14,337	12,664
Reinvested capital gains	41,867	91,050	2,276	143	45,922	58,708	3,454	2,480

Net increase (decrease) in contract owners’ equity resulting from operations	234,548	177,570	(1,236)	6,790	(33,600)	215,277	27,891	17,657

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	14	-	-	-	12	655	11
Transfers between funds	(148,874)	(54,491)	-	-	(165,488)	(95,980)	127,484	20,313
Surrenders (notes 2, 3, 4, 5 and 6)	(7,244)	(6,913)	(2,043)	(2,138)	(9,808)	(11,947)	(6,035)	(4,009)
Adjustments to maintain reserves	2	(19)	5	(5)	2	(5)	(36)	21

Net equity transactions	(156,116)	(61,409)	(2,038)	(2,143)	(175,294)	(107,920)	122,068	16,336

Net change in contract owners’ equity	78,432	116,161	(3,274)	4,647	(208,894)	107,357	149,959	33,993
Contract owners’ equity at beginning of period	608,086	491,925	33,373	28,726	947,489	840,132	103,303	69,310

Contract owners’ equity at end of period	$686,518	608,086	30,099	33,373	738,595	947,489	253,262	103,303

CHANGE IN UNITS:
Beginning units	24,895	27,711	1,205	1,316	23,621	26,493	2,529	2,103
Units purchased	18,879	-	-	1,239	19,943	377	4,372	1,953
Units surrendered	(25,108)	(2,816)	(82)	(1,350)	(25,620)	(3,249)	(1,464)	(1,527)

Ending units	18,666	24,895	1,123	1,205	17,944	23,621	5,437	2,529

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAGTS		JAIGS		LZREMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1	(104)	(58)	107	8,386	21,624	328	98
Realized gain (loss) on investments	4,780	4,270	2,279	1,329	(248,552)	(15,465)	(986)	379
Change in unrealized gain (loss) on investments	3,305	11,331	17,945	12,210	299,683	311,837	(79)	2,085
Reinvested capital gains	1,959	4,638	5,318	3,229	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,045	20,135	25,484	16,875	59,517	317,996	(737)	2,562

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(316)	17	-	9	-	17	185	7
Transfers between funds	(36,989)	(30,092)	-	-	(534,912)	-	(2,313)	2,705
Surrenders (notes 2, 3, 4, 5 and 6)	(938)	(1,273)	(4,152)	(3,095)	(23,317)	(40,541)	(534)	(579)
Adjustments to maintain reserves	27	(17)	(13)	8	5	-	(1)	(2)

Net equity transactions	(38,216)	(31,365)	(4,165)	(3,078)	(558,224)	(40,524)	(2,663)	2,131

Net change in contract owners’ equity	(28,171)	(11,230)	21,319	13,797	(498,707)	277,472	(3,400)	4,693
Contract owners’ equity at beginning of period	59,733	70,963	52,924	39,127	1,502,372	1,224,900	18,105	13,412

Contract owners’ equity at end of period	$31,562	59,733	74,243	52,924	1,003,665	1,502,372	14,705	18,105

CHANGE IN UNITS:
Beginning units	1,644	2,676	2,311	2,543	86,190	88,866	1,446	1,263
Units purchased	174	237	-	2,377	44,345	1,712	18	233
Units surrendered	(1,203)	(1,269)	(158)	(2,609)	(82,202)	(4,388)	(272)	(50)

Ending units	615	1,644	2,153	2,311	48,333	86,190	1,192	1,446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BNCAI		LOVBD		LOVMCV		MV2RIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(57)	(113)	16,009	16,044	-	-	1,240	838
Realized gain (loss) on investments	65	5,877	1,221	2,048	-	-	1,365	47
Change in unrealized gain (loss) on investments	8,043	9,870	12,831	35,597	-	-	2,924	13,895
Reinvested capital gains	770	1,447	-	-	-	-	2,499	3,177

Net increase (decrease) in contract owners’ equity resulting from operations	8,821	17,081	30,061	53,689	-	-	8,028	17,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(203)	1,357	-	-	-	-	28,780	4
Transfers between funds	(19,354)	(23,355)	-	(6,140)	-	-	(2,516)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(551)	(804)	(18,776)	(17,502)	-	-	(21,673)	(8,006)
Adjustments to maintain reserves	26	4	7	(5)	-	(1)	(9)	5

Net equity transactions	(20,082)	(22,798)	(18,769)	(23,647)	-	(1)	4,582	(7,997)

Net change in contract owners’ equity	(11,261)	(5,717)	11,292	30,042	-	(1)	12,610	9,960
Contract owners’ equity at beginning of period	55,436	61,153	448,353	418,311	-	1	78,824	68,864

Contract owners’ equity at end of period	$44,175	55,436	459,645	448,353	-	-	91,434	78,824

CHANGE IN UNITS:
Beginning units	909	1,365	34,270	36,153	-	-	6,231	6,943
Units purchased	231	-	33,302	-	-	-	2,051	-
Units surrendered	(608)	(456)	(35,075)	(1,883)	-	-	(1,863)	(712)

Ending units	532	909	32,497	34,270	-	-	6,419	6,231

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVBRES		MVFSC		MVIVSC		MSEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,604	10,327	14,890	22,299	7,436	18,455	441	540
Realized gain (loss) on investments	4,583	12,303	6,782	13,193	78,751	83,536	(19)	7
Change in unrealized gain (loss) on investments	82,706	162,452	(43,942)	245,128	117,736	178,002	95	823
Reinvested capital gains	57,692	78,679	58,115	61,179	26,170	46,323	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	158,585	263,761	35,845	341,799	230,093	326,316	517	1,370

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	32,373	36	-	150	-	-
Transfers between funds	-	(57,975)	(49,731)	(127,495)	(138,642)	(168,138)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(46,768)	(41,733)	(44,871)	(27,105)	(16,181)	(217,458)	(704)	(700)
Adjustments to maintain reserves	4	(7)	11	5	(4)	(11)	21	(15)

Net equity transactions	(46,764)	(99,715)	(62,218)	(154,559)	(154,827)	(385,457)	(683)	(715)

Net change in contract owners’ equity	111,821	164,046	(26,373)	187,240	75,266	(59,141)	(166)	655
Contract owners’ equity at beginning of period	1,125,982	961,936	1,414,943	1,227,703	1,374,834	1,433,975	10,663	10,008

Contract owners’ equity at end of period	$1,237,803	1,125,982	1,388,570	1,414,943	1,450,100	1,374,834	10,497	10,663

CHANGE IN UNITS:
Beginning units	66,398	72,920	61,128	68,527	42,186	55,150	196	299
Units purchased	64,524	-	60,980	-	39,710	-	-	202
Units surrendered	(67,959)	(6,522)	(64,906)	(7,399)	(45,431)	(12,964)	(13)	(305)

Ending units	62,963	66,398	57,202	61,128	36,465	42,186	183	196

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVMG		MSVRE		EIF		GBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	690	621	12	12	6,210	5,025
Realized gain (loss) on investments	30	11	(7,392)	413	2	4	9,131	(7,040)
Change in unrealized gain (loss) on investments	667	76	(497)	3,945	(24)	129	(2,223)	26,316
Reinvested capital gains	93	76	738	1,383	30	29	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	790	163	(6,461)	6,362	20	174	13,118	24,301

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	230	5	-	-	1,413	90
Transfers between funds	-	-	(5,539)	(1,096)	-	-	68,799	(91,209)
Surrenders (notes 2, 3, 4, 5 and 6)	(56)	(35)	(1,088)	(1,511)	(48)	(48)	(9,116)	(178,583)
Adjustments to maintain reserves	(54)	19	33	(19)	25	(19)	18	6

Net equity transactions	(110)	(16)	(6,364)	(2,621)	(23)	(67)	61,114	(269,696)

Net change in contract owners’ equity	680	147	(12,825)	3,741	(3)	107	74,232	(245,395)
Contract owners’ equity at beginning of period	556	409	36,989	33,248	778	671	245,013	490,408

Contract owners’ equity at end of period	$1,236	556	24,164	36,989	775	778	319,245	245,013

CHANGE IN UNITS:
Beginning units	17	18	674	723	26	27	12,018	24,117
Units purchased	-	17	6	14	-	27	3,373	1,962
Units surrendered	(2)	(18)	(150)	(63)	(1)	(28)	(436)	(14,061)

Ending units	15	17	530	674	25	26	14,955	12,018

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM		GIG		GVDMA		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(762)	17,411	7,089	16,965	-	-	(56)	677
Realized gain (loss) on investments	(214,160)	(34,041)	2,504	4,799	-	-	(434)	(1,699)
Change in unrealized gain (loss) on investments	77,708	178,336	43,264	62,952	-	-	20,778	3,377
Reinvested capital gains	-	-	-	31,510	-	-	18,299	3,033

Net increase (decrease) in contract owners’ equity resulting from operations	(137,214)	161,706	52,857	116,226	-	-	38,587	5,388

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	34,249	-	-	859	1,132
Transfers between funds	(697,917)	-	-	29,955	-	-	284,548	(2,053)
Surrenders (notes 2, 3, 4, 5 and 6)	(18,041)	(41,010)	(29,088)	(27,608)	-	-	(3,633)	(1,475)
Adjustments to maintain reserves	18	(25)	11	(6)	-	(2)	11	(17)

Net equity transactions	(715,940)	(41,035)	(29,077)	36,590	-	(2)	281,785	(2,413)

Net change in contract owners’ equity	(853,154)	120,671	23,780	152,816	-	(2)	320,372	2,975
Contract owners’ equity at beginning of period	853,265	732,594	758,393	605,577	-	2	35,415	32,440

Contract owners’ equity at end of period	$111	853,265	782,173	758,393	-	-	355,787	35,415

CHANGE IN UNITS:
Beginning units	26,895	28,318	37,857	35,919	-	-	1,333	1,434
Units purchased	-	3	36,043	3,425	-	-	13,741	-
Units surrendered	(26,892)	(1,426)	(38,725)	(1,487)	-	-	(2,969)	(101)

Ending units	3	26,895	35,175	37,857	-	-	12,105	1,333

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		MCIF		MSBF		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$53,762	54,994	84,861	100,373	95	142	62	-
Realized gain (loss) on investments	(875)	(68)	(2,006,399)	(215,173)	(2)	8	3	-
Change in unrealized gain (loss) on investments	6,782	77,256	2,545,344	786,216	11	114	765	-
Reinvested capital gains	-	-	406,654	1,504,888	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,669	132,182	1,030,460	2,176,304	104	264	830	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	168	-	3,558	(507)	-	-	-	-
Transfers between funds	3,239	5,476	(375,262)	(1,412,492)	-	-	4,540	-
Surrenders (notes 2, 3, 4, 5 and 6)	(13,261)	(14,600)	(164,178)	(289,360)	(193)	(198)	(82)	-
Adjustments to maintain reserves	5	(11)	25	60	(5)	4	(2)	-

Net equity transactions	(9,849)	(9,135)	(535,857)	(1,702,299)	(198)	(194)	4,456	-

Net change in contract owners’ equity	49,820	123,047	494,603	474,005	(94)	70	5,286	-
Contract owners’ equity at beginning of period	1,039,748	916,701	9,487,398	9,013,393	3,103	3,033	-	-

Contract owners’ equity at end of period	$1,089,568	1,039,748	9,982,001	9,487,398	3,009	3,103	5,286	-

CHANGE IN UNITS:
Beginning units	33,173	33,464	196,513	233,975	119	131	-	-
Units purchased	30,130	1,150	136,189	888	-	122	454	-
Units surrendered	(30,192)	(1,441)	(198,986)	(38,350)	(8)	(134)	(8)	-

Ending units	33,111	33,173	133,716	196,513	111	119	446	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCCN1		NVCMA1		NVCMC1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$116,683	120,336	24	381	240	682	15	87
Realized gain (loss) on investments	232,746	(29,525)	(33)	(45)	(682)	(493)	(17)	(14)
Change in unrealized gain (loss) on investments	10,310	236,250	1,121	962	2,806	2,225	272	207
Reinvested capital gains	-	-	38	297	524	2,449	24	169

Net increase (decrease) in contract owners’ equity resulting from operations	359,739	327,061	1,150	1,595	2,888	4,863	294	449

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40	(995)	-	-	-	2	-	-
Transfers between funds	493,002	1,589,348	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(68,395)	(53,799)	(1,109)	(1,060)	(1,696)	(1,633)	(238)	(228)
Adjustments to maintain reserves	(7)	(4)	1	(2)	(25)	3	(1)	(1)

Net equity transactions	424,640	1,534,550	(1,108)	(1,062)	(1,721)	(1,628)	(239)	(229)

Net change in contract owners’ equity	784,379	1,861,611	42	533	1,167	3,235	55	220
Contract owners’ equity at beginning of period	5,199,875	3,338,264	16,072	15,539	25,941	22,706	3,505	3,285

Contract owners’ equity at end of period	$5,984,254	5,199,875	16,114	16,072	27,108	25,941	3,560	3,505

CHANGE IN UNITS:
Beginning units	449,920	312,315	970	1,053	927	1,006	175	190
Units purchased	524,339	142,396	-	998	-	953	-	180
Units surrendered	(494,840)	(4,791)	(66)	(1,081)	(64)	(1,032)	(12)	(195)

Ending units	479,419	449,920	904	970	863	927	163	175

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMD1		NVCRA1		NVMLG1		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4	15	1	3	(44)	690	-	(1)
Realized gain (loss) on investments	(8)	(6)	-	-	(2,833)	9,364	(2)	-
Change in unrealized gain (loss) on investments	42	39	11	10	(5,226)	4,619	307	32
Reinvested capital gains	14	39	-	7	15,519	2,560	113	175

Net increase (decrease) in contract owners’ equity resulting from operations	52	87	12	20	7,416	17,233	418	206

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	(442)	861	-	-
Transfers between funds	-	-	-	-	11,442	(69,496)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(36)	(36)	(6)	(6)	(1,646)	(1,821)	(55)	(45)
Adjustments to maintain reserves	14	(4)	5	5	(19)	13	(15)	2

Net equity transactions	(22)	(40)	(1)	(1)	9,335	(70,443)	(70)	(43)

Net change in contract owners’ equity	30	47	11	19	16,751	(53,210)	348	163
Contract owners’ equity at beginning of period	526	479	93	74	20,949	74,159	718	555

Contract owners’ equity at end of period	$556	526	104	93	37,700	20,949	1,066	718

CHANGE IN UNITS:
Beginning units	22	24	3	3	759	3,544	26	28
Units purchased	-	23	-	3	502	780	-	27
Units surrendered	(1)	(25)	-	(3)	(210)	(3,565)	(2)	(29)

Ending units	21	22	3	3	1,051	759	24	26

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		SAM5		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38	1,125	118,134	1,471,228	(1,860)	(2,063)	-	-
Realized gain (loss) on investments	(9,928)	(70)	-	-	(147,482)	(49,602)	(6)	(2)
Change in unrealized gain (loss) on investments	11,786	(10,890)	-	-	338,609	179,921	125	15
Reinvested capital gains	356	17,786	-	-	45,739	138,193	64	118

Net increase (decrease) in contract owners’ equity resulting from operations	2,252	7,951	118,134	1,471,228	235,006	266,449	183	131

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(609)	23,265	14,652	(541)	(696)	-	-
Transfers between funds	(74,278)	66,775	2,977,879	4,967,775	(159,586)	(61,878)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(327)	(595)	(1,476,309)	(4,178,227)	(14,219)	(15,789)	(33)	(30)
Adjustments to maintain reserves	3	(1)	79	(66)	4	(8)	36	(37)

Net equity transactions	(74,602)	65,570	1,524,914	804,134	(174,342)	(78,371)	3	(67)

Net change in contract owners’ equity	(72,350)	73,521	1,643,048	2,275,362	60,664	188,078	186	64
Contract owners’ equity at beginning of period	76,283	2,762	88,973,941	86,698,579	1,256,924	1,068,846	455	391

Contract owners’ equity at end of period	$3,933	76,283	90,616,989	88,973,941	1,317,588	1,256,924	641	455

CHANGE IN UNITS:
Beginning units	4,276	213	7,498,692	7,455,119	22,870	24,425	10	12
Units purchased	-	4,305	4,262,829	1,820,590	17,870	265	-	11
Units surrendered	(4,091)	(242)	(4,202,757)	(1,777,017)	(23,953)	(1,820)	-	(13)

Ending units	185	4,276	7,558,764	7,498,692	16,787	22,870	10	10

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMCG		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2)	83	2,267	1,919	-	-	3,104	1,580
Realized gain (loss) on investments	(548)	(168)	996	1,166	6	3	1	(53)
Change in unrealized gain (loss) on investments	851	(1,294)	3,021	37,017	141	84	87,492	18,710
Reinvested capital gains	42	3,009	15,554	8,479	24	30	25,385	30,705

Net increase (decrease) in contract owners’ equity resulting from operations	343	1,630	21,838	48,581	171	117	115,982	50,942

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	14	-	-	-	-	-
Transfers between funds	-	-	(14)	-	-	-	-	553,125
Surrenders (notes 2, 3, 4, 5 and 6)	(554)	(637)	(1,459)	(1,570)	(32)	(30)	(4,075)	(2,863)
Adjustments to maintain reserves	7	26	19	(19)	(19)	1	7	(4)

Net equity transactions	(547)	(611)	(1,440)	(1,589)	(51)	(29)	(4,068)	550,258

Net change in contract owners’ equity	(204)	1,019	20,398	46,992	120	88	111,914	601,200
Contract owners’ equity at beginning of period	9,949	8,930	214,970	167,978	461	373	601,200	-

Contract owners’ equity at end of period	$9,745	9,949	235,368	214,970	581	461	713,114	601,200

CHANGE IN UNITS:
Beginning units	148	199	6,419	6,449	10	10	54,990	-
Units purchased	-	152	-	6,432	-	10	-	110,410
Units surrendered	(10)	(203)	(44)	(6,462)	(1)	(10)	(381)	(55,420)

Ending units	138	148	6,375	6,419	9	10	54,609	54,990

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAA		PMVHYA		PMVLDA		PMVRRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$812	484	11,379	9,601	7,018	15,282	8,674	27,897
Realized gain (loss) on investments	61	107	(247)	1,377	(2,184)	(513)	40,142	(32,765)
Change in unrealized gain (loss) on investments	379	1,346	2,512	5,748	13,618	7,383	31,612	179,861
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,252	1,937	13,644	16,726	18,452	22,152	80,428	174,993

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	87,388	-	-	1,465
Transfers between funds	-	-	18,951	210,868	77,284	40,220	(36,252)	(120,496)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,155)	(1,167)	(3,818)	(2,875)	(10,713)	(8,881)	(9,719)	(1,662,510)
Adjustments to maintain reserves	9	11	31	(30)	63	(5)	66	56

Net equity transactions	(1,146)	(1,156)	15,164	207,963	154,022	31,334	(45,905)	(1,781,485)

Net change in contract owners’ equity	106	781	28,808	224,689	172,474	53,486	34,523	(1,606,492)
Contract owners’ equity at beginning of period	17,903	17,122	224,689	-	605,387	551,901	720,682	2,327,174

Contract owners’ equity at end of period	$18,009	17,903	253,497	224,689	777,861	605,387	755,205	720,682

CHANGE IN UNITS:
Beginning units	797	871	19,969	-	37,423	36,229	35,365	123,552
Units purchased	-	820	1,706	20,234	10,068	35,982	41,650	383
Units surrendered	(54)	(894)	(343)	(265)	(652)	(34,788)	(44,655)	(88,570)

Ending units	743	797	21,332	19,969	46,839	37,423	32,360	35,365

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVTRA		ROCMC		TRBCGP		TREI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$105,829	50,795	(105)	(156)	(635)	(586)	3,004	1,641
Realized gain (loss) on investments	13,807	2,525	(4,452)	(831)	42,392	8,884	(1,589)	(10)
Change in unrealized gain (loss) on investments	240,694	35,306	13,592	6,620	152,814	39,740	5,621	12,877
Reinvested capital gains	65,888	-	707	6,620	21,879	14,663	4,025	5,683

Net increase (decrease) in contract owners’ equity resulting from operations	426,218	88,626	9,742	12,253	216,450	62,701	11,061	20,191

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	99,257	-	296	104	-	19	-	3
Transfers between funds	1,831,741	3,194,794	(24,696)	(4,985)	(90,354)	559,475	86,327	(952)
Surrenders (notes 2, 3, 4, 5 and 6)	(165,282)	(58,592)	(1,891)	(2,487)	(9,928)	(96,012)	(4,159)	(2,847)
Adjustments to maintain reserves	358	(269)	(14)	11	36	(20)	(38)	10

Net equity transactions	1,766,074	3,135,933	(26,305)	(7,357)	(100,246)	463,462	82,130	(3,786)

Net change in contract owners’ equity	2,192,292	3,224,559	(16,563)	4,896	116,204	526,163	93,191	16,405
Contract owners’ equity at beginning of period	3,884,109	659,550	73,710	68,814	586,377	60,214	96,048	79,643

Contract owners’ equity at end of period	$6,076,401	3,884,109	57,147	73,710	702,581	586,377	189,239	96,048

CHANGE IN UNITS:
Beginning units	171,990	31,999	2,056	2,292	18,716	2,517	2,533	2,656
Units purchased	95,258	144,356	9	102	-	19,601	2,567	571
Units surrendered	(19,768)	(4,365)	(776)	(338)	(1,999)	(3,402)	(129)	(694)

Ending units	247,480	171,990	1,289	2,056	16,717	18,716	4,971	2,533

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT1		TRMCG2		TRNAG1		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$55,813	54,142	(490)	(712)	(4)	7	7,166	2,754
Realized gain (loss) on investments	76,610	2,996	8,802	22,084	58	16	30,700	(956)
Change in unrealized gain (loss) on investments	37,244	45,270	34,965	41,877	687	653	(117,216)	355,020
Reinvested capital gains	-	-	23,878	24,221	663	214	13,573	32,860

Net increase (decrease) in contract owners’ equity resulting from operations	169,667	102,408	67,155	87,470	1,404	890	(65,777)	389,678

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(368)	(643)	-	-	-	73,381
Transfers between funds	835,571	(242,107)	(25,388)	(45,305)	-	-	(1,087,003)	64,180
Surrenders (notes 2, 3, 4, 5 and 6)	(39,701)	(31,743)	(10,555)	(10,169)	(252)	(201)	(46,749)	(76,203)
Adjustments to maintain reserves	313	16	(44)	6	27	2	(28)	37

Net equity transactions	796,183	(273,834)	(36,355)	(56,111)	(225)	(199)	(1,133,780)	61,395

Net change in contract owners’ equity	965,850	(171,426)	30,800	31,359	1,179	691	(1,199,557)	451,073
Contract owners’ equity at beginning of period	2,394,371	2,565,797	334,175	302,816	3,333	2,642	1,722,192	1,271,119

Contract owners’ equity at end of period	$3,360,221	2,394,371	364,975	334,175	4,512	3,333	522,635	1,722,192

CHANGE IN UNITS:
Beginning units	215,994	240,929	4,216	5,004	65	71	39,293	37,949
Units purchased	363,528	16,349	2,452	375	-	67	6,775	3,825
Units surrendered	(293,652)	(41,284)	(2,997)	(1,163)	(4)	(73)	(39,111)	(2,481)

Ending units	285,870	215,994	3,671	4,216	61	65	6,957	39,293

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		SVOF		DVIV		NVMLV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11	(2)	2	1	112	62	65	1,096
Realized gain (loss) on investments	(11)	(5)	(1)	(1)	(120)	30	(3,601)	(16)
Change in unrealized gain (loss) on investments	244	164	63	74	(708)	534	1,103	(338)
Reinvested capital gains	-	-	38	55	-	-	1,819	380

Net increase (decrease) in contract owners’ equity resulting from operations	244	157	102	129	(716)	626	(614)	1,122

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	4	-	-	-
Transfers between funds	-	-	-	-	(2,557)	-	(4,540)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(85)	(95)	(31)	(30)	(70)	(209)	(242)	(332)
Adjustments to maintain reserves	(11)	-	(12)	(24)	(7)	10	1	3

Net equity transactions	(96)	(95)	(43)	(54)	(2,630)	(199)	(4,781)	(329)

Net change in contract owners’ equity	148	62	59	75	(3,346)	427	(5,395)	793
Contract owners’ equity at beginning of period	1,441	1,379	512	437	3,346	2,919	5,395	4,602

Contract owners’ equity at end of period	$1,589	1,441	571	512	-	3,346	-	5,395

CHANGE IN UNITS:
Beginning units	41	64	13	15	140	153	218	236
Units purchased	-	42	-	14	-	144	-	224
Units surrendered	(3)	(65)	(1)	(16)	(140)	(157)	(218)	(242)

Ending units	38	41	12	13	-	140	-	218

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DWVSVS		JAMGS		SBVSG		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	12	-	(17)	-	(120)	-	(49)
Realized gain (loss) on investments	-	(284)	-	7,248	-	(347)	-	(2,129)
Change in unrealized gain (loss) on investments	-	385	-	(5,800)	-	1,044	-	4,392
Reinvested capital gains	-	159	-	525	-	2,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	272	-	1,956	-	2,595	-	2,214

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	21	-	3	-	28
Transfers between funds	-	(122)	-	(111,355)	-	66,120	-	(46,518)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(2,077)	-	(9,428)	-	(81,231)	-	(27,927)
Adjustments to maintain reserves	-	(2)	-	5	-	3	-	(3)

Net equity transactions	-	(2,201)	-	(120,757)	-	(15,105)	-	(74,420)

Net change in contract owners’ equity	-	(1,929)	-	(118,801)	-	(12,510)	-	(72,206)
Contract owners’ equity at beginning of period	-	1,929	-	118,801	-	12,510	-	72,206

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	120	-	8,780	-	509	-	6,921
Units purchased	-	-	-	-	-	2,346	-	-
Units surrendered	-	(120)	-	(8,780)	-	(2,855)	-	(6,921)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM		AMTP		AMGP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	10,335	-	-
Realized gain (loss) on investments	-	-	-	64,356	-	-
Change in unrealized gain (loss) on investments	-	-	-	(131,750)	-	-
Reinvested capital gains	-	-	-	116,951	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	59,892	-	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	(3)
Transfers between funds	-	-	-	(553,125)	-	3
Surrenders (notes 2, 3, 4, 5 and 6)	-	(1)	-	(1,533)	-	-
Adjustments to maintain reserves	-	-	-	3	-	-

Net equity transactions	-	(1)	-	(554,655)	-	-

Net change in contract owners’ equity	-	(1)	-	(494,763)	-	-
Contract owners’ equity at beginning of period	-	1	-	494,763	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	18,598	-	-
Units purchased	-	-	-	-	-	-
Units surrendered	-	-	-	(18,598)	-	-

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)*

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)*

American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)*

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)*

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)*

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)*

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)*

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)*

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)*

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)*

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)*

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)*

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)*

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)*

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)*

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)*

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)*

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	4/30/2019
PIMCO VIT High Yield - Admin (PMVHYA)	4/2/2019
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
AMVGB2	American Funds Insurance Series(R) - Capital World Bond Fund: Class 2	American Funds Insurance Series(R) - Global Bond Fund: Class 2	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
JAMVS	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $13,336 and $436, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For corporate flexible premium policies, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

·	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

·	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium policies may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned subaccount cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $72,075 and $155,937, respectively, and total transfers from the Separate Account to the fixed account were $74,478 and $946,447, respectively.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$174,221,156	$-	$-	$174,221,156

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$2,030	$33,341
ALVIVA	59,990	50,350
ACVCA	13	7
ACVI	17,046	869,789
ACVIG	33,028	60,043
ACVMV1	2,611	6,382
ACVU1	3,699	18,020
ACVV	5,107	4,196
AMVGR2	229,976	414,622
AMVI2	27,303	26,464
PIHYB1	652	861
MLVLC2	200	150
DCAP	63,421	11,014
DSIF	6,294,128	7,814,210
DSRG	137	423
DVSCS	2,029,792	1,978,221
CVSPIP	3,316,003	106,502
FQB	27	64
FCS	79,853	162,863
FEIS	1,793	1,979
FGOS	61,807	45,927
FGS	1,527,595	2,742,611
FHIS	374	541
FIGBS	63,489	1,892
FMCS	28,548	36,341
FOS	53,090	13,965
FVSS	120	122
FTVSV2	607,504	979,118
TIF2	109	12,682
GVMCE	684	2,094
AVIE	155	230
OVAG	624	540
OVGI	93	57
OVGR	108,067	7,462

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

OVGS	324,163	499,381
WRMCG	123,044	238,442
WRRESP	2,773	2,072
JPMMV1	279,838	399,659
JABS	160,528	31,841
JACAS	2,002	38,287
JAGTS	5,321	4,213
JAIGS	10,038	559,881
LZREMS	5,430	7,765
BNCAI	36,638	56,033
LOVBD	16,746	19,513
MV2RIS	31,923	23,593
MVBRES	73,128	48,601
MVFSC	396,624	385,849
MVIVSC	261,500	382,718
MSEM	451	714
MSVMG	93	56
MSVRE	24,188	29,156
EIF	42	48
GBF	214,049	146,742
GEM	2	716,722
GIG	8,238	30,237
GVIDM	303,863	3,846
HIBF	69,138	25,230
MCIF	3,939,599	3,983,966
MSBF	98	196
NVAMVX	4,603	83
NVBX	3,260,230	2,718,901
NVCCN1	77	1,125
NVCMA1	788	1,720
NVCMC1	43	241
NVCMD1	19	36
NVCRA1	1	7
NVMLG1	87,080	62,252
NVMMG1	113	56
NVOLG1	403	74,615
SAM5	14,945,363	13,302,395
SCF	270,957	401,425
SCGF	64	33
SCVF	48	562
TRF	18,032	1,670
AMCG	24	32
AMSRS	29,080	4,668
PMVAAA	829	1,171
PMVHYA	56,126	29,635
PMVLDA	218,332	57,364
PMVRRA	440,522	477,860
PMVTRA	2,132,087	194,858
ROCMC	21,245	46,934
TRBCGP	168,934	247,970
TREI2	104,068	14,870
TRLT1	3,292,777	2,441,095
TRMCG2	60,661	73,584
TRNAG1	663	255
VWEM	22,610	1,135,622
VWHA	12	86
SVOF	40	31
NVMLV1	1,887	4,784
DVIV	113	2,624

	$46,046,356	$44,336,408

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020			0.10%	431			$45.57	$19,641	1.20%			2.62%
2019	0.10%	to	0.25%	1,254	44.41	to	43.27	54,739	1.24%	23.79%	to	23.60%
2018	0.10%	to	0.25%	1,299	35.87	to	35.01	45,918	0.00%	-5.70%	to	-5.84%
2017			0.25%	1,310			37.18	48,705	1.51%			18.63%
2016			0.25%	1,603			31.34	50,239	0.97%			11.02%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2020			0.20%	12,030			9.73	117,067	2.02%			2.26%
2019			0.20%	10,733			9.52	102,137	0.95%			16.90%
2018			0.20%	10,644			8.14	86,644	1.47%			-22.94%
2017			0.20%	11,076			10.56	117,006	2.28%			25.17%
2016			0.20%	11,399			8.44	96,203	1.29%			-0.70%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020			0.10%	3			56.43	169	0.00%			42.31%
2019			0.10%	3			39.65	119	0.00%			35.43%
2018			0.25%	2			42.64	85	0.00%			-5.43%
2017			0.25%	2			45.09	90	0.00%			21.49%
2016			0.25%	2			37.11	74	0.00%			2.97%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020			0.10%	44			31.01	1,365	1.28%			25.75%
2019	0.10%	to	0.25%	37,640	24.66	to	23.94	901,431	0.87%	28.29%	to	28.10%
2018	0.10%	to	0.25%	39,599	19.22	to	18.69	740,276	0.00%	-15.31%	to	-15.43%
2017			0.25%	41,309			22.10	912,989	0.87%			30.88%
2016			0.25%	43,176			16.89	729,110	1.05%			-5.73%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020			0.10%	15,053			35.40	532,828	1.94%			11.70%
2019	0.10%	to	0.25%	16,871	31.69	to	34.27	538,386	2.07%	23.83%	to	23.64%
2018	0.10%	to	0.25%	18,189	25.59	to	27.72	502,082	0.00%	-6.96%	to	-7.10%
2017			0.25%	21,360			29.83	637,269	2.38%			20.19%
2016			0.25%	23,026			24.82	571,595	2.34%			13.20%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020			0.10%	5,655			28.52	161,259	1.82%			1.11%
2019			0.25%	6,023			27.69	166,772	2.07%			28.83%
2018			0.25%	6,408			21.49	137,729	0.00%			-13.05%
2017			0.25%	6,636			24.72	164,044	1.55%			11.42%
2016			0.25%	6,840			22.19	151,762	1.66%			22.55%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			0.10%	574			61.68	35,407	0.00%			49.70%
2019	0.10%	to	0.25%	1,004	41.20	to	40.13	40,749	0.00%	34.44%	to	34.24%
2018	0.10%	to	0.25%	1,028	30.65	to	29.89	30,964	0.00%	0.66%	to	0.51%
2017			0.25%	1,043			29.74	31,020	0.35%			31.90%
2016			0.25%	967			22.55	21,805	0.31%			4.19%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020			0.10%	1,330			51.50	68,500	2.32%			0.88%
2019			0.10%	1,372			51.06	70,049	2.19%			26.91%
2018			0.25%	4,598			35.28	162,208	0.00%			-9.38%
2017			0.25%	4,721			38.93	183,784	1.66%			8.48%
2016			0.25%	4,855			35.89	174,232	1.36%			20.18%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2020			0.10%	31,433			48.93	1,537,911	0.32%			51.93%
2019			0.25%	37,988			31.77	1,206,814	0.75%			30.45%
2018			0.25%	41,470			24.35	1,009,937	0.42%			-0.50%
2017			0.25%	47,854			24.48	1,171,236	0.51%			27.97%
2016			0.25%	51,707			19.13	988,921	0.77%			9.21%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2020			0.20%	5,021			17.09	85,798	0.67%			13.75%
2019			0.20%	5,066			15.02	76,106	1.40%			22.64%
2018			0.20%	5,675			12.25	69,518	1.56%			-13.31%
2017			0.20%	6,791			14.13	95,958	1.50%			31.88%
2016			0.20%	4,762			10.71	51,022	1.38%			3.33%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2020			0.10%	354			35.77	12,663	5.41%			2.38%
2019			0.10%	380			34.94	13,277	4.90%			14.33%
2018			0.25%	416			29.82	12,405	4.70%			-3.57%
2017			0.25%	442			30.92	13,668	4.62%			6.99%
2016			0.25%	468			28.90	13,527	3.13%			13.96%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2020			0.10%	57			39.14	2,231	0.94%			19.54%
2019			0.10%	62			32.74	2,030	1.24%			28.54%
2018			0.25%	67			24.95	1,672	1.31%			-5.60%
2017			0.25%	71			26.43	1,877	1.15%			21.77%
2016			0.25%	76			21.71	1,650	0.89%			10.13%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.10%	to	0.25%	18,724	43.08	to	47.75	809,915	0.79%	23.57%	to	23.38%
2019	0.10%	to	0.25%	18,855	34.86	to	38.70	661,981	1.17%	35.96%	to	35.76%
2018	0.10%	to	0.25%	17,440	25.64	to	28.51	494,762	1.26%	-6.95%	to	-7.09%
2017			0.25%	17,484			30.68	536,446	1.35%			27.01%
2016			0.25%	17,627			24.16	425,805	1.63%			7.63%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.10%	to	0.25%	478,765	40.83	to	45.98	19,565,049	1.58%	17.89%	to	17.71%
2019	0.10%	to	0.25%	540,231	34.63	to	39.06	19,349,790	1.66%	31.05%	to	30.86%
2018	0.10%	to	0.25%	726,329	26.43	to	29.85	19,839,583	1.65%	-4.73%	to	-4.87%
2017	0.10%	to	0.25%	789,127	27.74	to	31.38	22,671,891	1.75%	21.42%	to	21.24%
2016	0.10%	to	0.25%	762,574	22.85	to	25.88	18,069,259	2.02%	11.60%	to	11.43%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020			0.10%	212			32.68	6,929	1.09%			24.02%
2019			0.10%	228			26.35	6,008	1.46%			34.22%
2018			0.25%	212			22.53	4,776	1.63%			-4.64%
2017			0.25%	466			23.63	11,010	1.13%			15.05%
2016			0.25%	483			20.54	9,919	1.16%			10.10%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020			0.10%	90,121			49.01	4,417,275	1.03%			10.53%
2019	0.10%	to	0.25%	95,468	44.35	to	43.19	4,157,684	0.92%	22.09%	to	21.91%
2018	0.20%	to	0.25%	109,525	35.72	to	35.43	3,910,850	0.85%	-9.16%	to	-9.20%
2017	0.20%	to	0.25%	116,301	39.32	to	39.02	4,570,782	0.66%	12.18%	to	12.12%
2016	0.20%	to	0.25%	117,576	35.05	to	34.80	4,119,410	0.97%	25.48%	to	25.41%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2020			0.10%	169,432			22.17	3,756,996	2.79%			17.98%
2019			0.10%	141			18.79	2,650	1.80%			31.02%
2018			0.25%	152			14.24	2,165	1.93%			-4.97%
2017			0.25%	161			14.99	2,413	1.46%			21.16%
2016			0.25%	171			12.37	2,116	1.05%			11.30%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2018			0.25%	120			16.08	1,929	0.62%			-17.15%
2017			0.25%	348			19.41	6,754	0.80%			11.48%
2016			0.25%	4,438			17.41	77,259	0.17%			30.76%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020			0.10%	33			27.44	905	2.75%			8.01%
2019			0.10%	35			25.40	889	2.94%			9.33%
2018			0.25%	39			22.56	880	0.01%			-0.84%
2017			0.25%	308,366			22.75	7,015,146	3.23%			3.78%
2016			0.25%	314,385			21.92	6,891,827	0.00%			3.57%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2016			0.25%	90,306			20.00	1,806,136	1.48%			2.81%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.10%	to	0.20%	3,816	61.78	to	60.76	232,611	0.15%	30.30%	to	30.17%
2019	0.10%	to	0.25%	5,393	47.41	to	55.22	260,182	0.36%	31.32%	to	31.12%
2018	0.10%	to	0.25%	6,041	36.10	to	42.11	224,321	0.57%	-6.58%	to	-6.72%
2017	0.20%	to	0.25%	6,425	38.12	to	45.15	258,763	0.91%	21.52%	to	21.46%
2016	0.20%	to	0.25%	6,610	31.37	to	37.17	218,861	0.30%	7.70%	to	7.64%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020			0.10%	862			36.23	31,228	1.73%			6.44%
2019			0.10%	926			34.04	31,517	1.34%			27.20%
2018			0.25%	5,124			26.31	134,815	2.26%			-8.63%
2017			0.25%	5,000			28.80	143,978	1.69%			12.52%
2016			0.25%	4,774			25.59	122,171	2.15%			17.61%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2020	0.10%	to	0.25%	9,587	64.67	to	69.51	623,155	0.01%	68.33%	to	68.07%
2019	0.10%	to	0.25%	9,747	38.42	to	41.35	379,169	0.05%	40.56%	to	40.35%
2018	0.10%	to	0.25%	10,394	27.33	to	29.47	303,184	0.11%	12.23%	to	12.06%
2017			0.25%	10,352			26.29	272,194	0.20%			34.06%
2016			0.25%	10,645			19.61	208,778	0.22%			0.00%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.10%	to	0.25%	111,143	50.25	to	64.07	5,592,570	0.06%	43.61%	to	43.39%
2019	0.10%	to	0.25%	140,404	34.99	to	44.68	4,926,652	0.17%	34.05%	to	33.85%
2018	0.10%	to	0.25%	153,758	26.10	to	33.38	4,283,811	0.13%	-0.38%	to	-0.53%
2017			0.25%	9,058			33.56	303,981	0.12%			34.67%
2016			0.25%	9,170			24.92	228,521	0.00%			0.46%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020			0.10%	324			24.14	7,823	4.93%			2.55%
2019			0.10%	348			23.55	8,194	5.07%			14.80%
2018			0.25%	405			18.83	7,626	5.45%			-3.84%
2017			0.25%	430			19.58	8,421	5.21%			6.80%
2016			0.25%	456			18.34	8,361	4.43%			14.09%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020			0.10%	4,534			19.79	89,734	1.99%			9.15%
2019			0.10%	1,441			18.13	26,130	2.61%			9.47%
2018			0.25%	1,574			16.23	25,543	2.38%			-0.88%
2017			0.25%	1,671			16.37	27,358	0.79%			3.90%
2016			0.25%	14,418			15.76	227,200	2.21%			4.37%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.10%	to	0.20%	1,489	41.51	to	40.87	60,913	0.50%	17.92%	to	17.80%
2019	0.10%	to	0.20%	1,695	35.20	to	34.69	58,855	0.77%	23.22%	to	23.10%
2018	0.20%	to	0.25%	1,926	28.18	to	27.99	54,257	0.52%	-14.81%	to	-14.85%
2017	0.20%	to	0.25%	2,387	33.08	to	32.87	78,940	0.62%	20.46%	to	20.40%
2016	0.20%	to	0.25%	2,568	27.46	to	27.30	70,502	0.33%	11.89%	to	11.83%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.10%	to	0.25%	2,592	28.08	to	26.72	71,097	0.41%	15.38%	to	15.21%
2019	0.10%	to	0.25%	855	24.34	to	23.19	20,244	1.36%	27.55%	to	27.35%
2018	0.10%	to	0.25%	1,824	19.08	to	18.21	33,757	1.12%	-14.97%	to	-15.10%
2017			0.25%	2,205			21.45	47,293	1.25%			29.78%
2016			0.25%	2,759			16.53	45,597	1.08%			-5.36%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020			0.10%	53			39.72	2,105	1.21%			8.07%
2019			0.10%	57			36.75	2,095	1.57%			34.16%
2018			0.25%	62			26.72	1,657	0.86%			-17.54%
2017			0.25%	66			32.40	2,139	1.39%			18.91%
2016			0.25%	70			27.25	1,907	0.87%			9.21%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.10%	to	0.20%	62,841	34.20	to	33.67	2,148,532	1.78%	5.08%	to	4.98%
2019	0.10%	to	0.25%	78,223	32.54	to	31.84	2,545,078	0.94%	26.22%	to	26.03%
2018	0.10%	to	0.25%	125,987	25.78	to	25.26	3,216,008	1.13%	-12.96%	to	-13.09%
2017	0.20%	to	0.25%	52,529	29.25	to	29.07	1,527,044	0.54%	10.43%	to	10.38%
2016	0.20%	to	0.25%	76,561	26.49	to	26.33	2,016,362	0.82%	29.93%	to	29.86%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020			0.10%	96			25.36	2,435	2.62%			-1.26%
2019	0.10%	to	0.25%	608	25.69	to	25.03	15,262	1.75%	12.42%	to	12.25%
2018	0.20%	to	0.25%	633	22.48	to	22.30	14,115	2.34%	-15.61%	to	-15.65%
2017	0.20%	to	0.25%	635	26.64	to	26.44	16,788	2.46%	16.46%	to	16.40%
2016	0.20%	to	0.25%	876	22.87	to	22.71	19,896	2.01%	6.96%	to	6.91%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2020			0.10%	641			54.40	34,870	0.65%			8.29%
2019			0.10%	688			50.23	34,560	0.76%			31.40%
2018			0.25%	883			37.30	32,940	1.33%			-10.68%
2017			0.25%	925			41.77	38,634	0.29%			10.79%
2016			0.25%	2,861			37.70	107,855	0.08%			13.25%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2020			0.10%	107			35.54	3,803	2.41%			13.88%
2019			0.10%	114			31.21	3,558	1.78%			28.44%
2018			0.25%	4,846			23.77	115,176	2.08%			-15.19%
2017			0.25%	4,770			28.02	133,673	1.61%			22.70%
2016			0.25%	3,682			22.84	84,097	0.28%			-0.70%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020			0.10%	192			49.98	9,597	0.04%			40.55%
2019			0.10%	206			35.56	7,326	0.00%			39.22%
2018			0.25%	212			26.55	5,628	0.00%			-6.32%
2017			0.25%	226			28.34	6,404	0.03%			28.47%
2016			0.25%	255			22.06	5,625	0.00%			2.08%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020			0.10%	23			39.42	907	1.50%			13.83%
2019			0.10%	25			34.63	866	1.06%			31.95%
2018			0.25%	30			23.62	709	1.16%			-8.12%
2017			0.25%	32			25.70	823	1.20%			16.62%
2016			0.25%	55			22.04	1,212	1.13%			11.34%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020			0.10%	13,411			49.13	658,817	0.00%			36.45%
2019			0.10%	13,016			36.00	468,604	0.07%			36.06%
2018			0.25%	17,805			29.30	521,763	0.32%			-5.97%
2017			0.25%	18,152			31.16	565,677	0.22%			26.52%
2016			0.25%	22,375			24.63	551,137	0.41%			-2.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020			0.10%	30,344			45.76	1,388,563	0.69%			27.51%
2019	0.10%	to	0.25%	37,492	35.89	to	34.84	1,306,931	0.88%	31.66%	to	31.46%
2018			0.25%	42,992			26.51	1,139,558	0.99%			-13.40%
2017			0.25%	45,088			30.61	1,380,000	0.91%			36.32%
2016			0.25%	50,278			22.45	1,128,819	0.47%			-0.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020			0.10%	18,666			36.78	686,518	0.00%			48.85%
2019			0.25%	24,895			24.43	608,086	0.00%			37.60%
2018			0.25%	27,711			17.75	491,925	0.00%			-0.31%
2017			0.25%	31,431			17.81	559,691	0.00%			26.58%
2016			0.25%	47,255			14.07	664,776	0.00%			5.85%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020			0.10%	1,123			26.80	30,099	1.71%			-3.22%
2019			0.10%	1,205			27.70	33,373	1.57%			24.30%
2018			0.25%	1,316			21.83	28,726	0.00%			-5.81%
2017			0.25%	1,397			23.17	32,375	1.29%			5.12%
2016			0.25%	1,480			22.04	32,627	0.90%			4.01%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020			0.10%	17,944			41.16	738,595	1.53%			0.27%
2019	0.10%	to	0.25%	23,621	41.05	to	40.10	947,489	1.56%	26.63%	to	26.44%
2018			0.25%	26,493			31.71	840,132	0.94%			-12.06%
2017			0.25%	27,393			36.06	987,769	0.83%			13.48%
2016			0.25%	37,838			31.78	1,202,325	0.02%			14.41%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.10%	to	0.25%	5,437	46.87	to	45.60	253,262	1.55%	13.92%	to	13.74%
2019	0.10%	to	0.25%	2,529	41.14	to	40.09	103,303	1.72%	22.15%	to	21.97%
2018	0.10%	to	0.25%	2,103	33.68	to	32.87	69,310	1.57%	0.33%	to	0.18%
2017			0.25%	2,983			32.81	97,872	1.39%			17.84%
2016			0.25%	2,975			27.84	82,832	1.71%			4.06%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020			0.10%	615			51.32	31,562	0.14%			38.90%
2019	0.10%	to	0.25%	1,644	36.95	to	35.86	59,733	0.02%	36.72%	to	36.51%
2018	0.10%	to	0.25%	2,676	27.03	to	26.27	70,963	1.05%	1.62%	to	1.46%
2017			0.25%	2,704			25.89	70,009	0.00%			29.67%
2016			0.25%	2,704			19.97	53,989	0.86%			1.69%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020			0.10%	2,153			34.48	74,243	0.00%			50.58%
2019			0.10%	2,311			22.90	52,924	0.41%			44.67%
2018			0.25%	2,543			15.39	39,127	1.07%			0.66%
2017			0.25%	2,701			15.29	41,287	0.44%			44.55%
2016			0.25%	2,861			10.57	30,254	0.08%			13.57%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.10%	to	0.25%	48,333	20.81	to	20.16	1,003,665	0.97%	15.91%	to	15.73%
2019	0.10%	to	0.25%	86,190	17.95	to	17.42	1,502,372	1.85%	26.58%	to	26.39%
2018			0.25%	88,866			13.78	1,224,900	1.67%			-15.35%
2017			0.25%	91,228			16.28	1,485,461	1.60%			30.48%
2016			0.25%	96,947			12.48	1,209,847	4.98%			-6.94%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2018			0.25%	8,780			13.53	118,801	0.12%			-0.91%
2017			0.25%	6,769			13.66	92,436	0.54%			26.77%
2016			0.25%	6,525			10.77	70,288	0.02%			7.72%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020			0.20%	1,192			12.34	14,705	2.68%			-1.47%
2019			0.20%	1,446			12.52	18,105	0.86%			17.91%
2018			0.20%	1,263			10.62	13,412	1.46%			-18.72%
2017			0.20%	1,943			13.06	25,385	1.98%			27.57%
2016			0.20%	1,587			10.24	16,253	1.18%			20.54%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2018			0.25%	509			24.58	12,510	0.00%			3.18%
2017			0.25%	3,959			23.82	94,305	0.00%			23.96%
2016			0.25%	228			19.22	4,381	0.00%			5.54%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2020			0.10%	532			83.04	44,175	0.00%			33.95%
2019	0.10%	to	0.25%	909	61.99	to	60.40	55,436	0.00%	36.25%	to	36.04%
2018	0.10%	to	0.25%	1,365	45.50	to	44.40	61,153	0.00%	-4.03%	to	-4.17%
2017			0.25%	1,383			46.33	64,080	0.00%			26.92%
2016			0.25%	1,424			36.51	51,985	0.50%			5.31%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2020			0.10%	32,497			14.14	459,645	3.87%			7.20%
2019			0.25%	34,270			13.08	448,353	3.89%			13.07%
2018			0.25%	36,153			11.57	418,311	4.46%			-4.26%
2017			0.25%	33,418			12.09	403,870	4.18%			8.94%
2016			0.25%	34,445			11.09	382,122	5.34%			11.85%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2018			0.25%	-			19.27	1	0.92%			-15.25%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2018			0.25%	6,921			10.43	72,206	2.52%			-1.27%
2017			0.25%	11,152			10.57	117,850	2.38%			3.61%
2016			0.25%	13,578			10.20	138,494	2.61%			4.00%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020			0.10%	6,419			14.24	91,434	1.87%			12.60%
2019			0.10%	6,231			12.65	78,824	1.22%			27.54%
2018			0.10%	6,943			9.92	68,864	1.19%			-14.40%
2017			0.25%	7,638			11.54	88,141	1.62%			27.58%
2016			0.25%	8,287			9.05	74,956	1.34%			-1.16%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020			0.10%	62,963			19.66	1,237,803	1.42%			14.95%
2019			0.25%	66,398			16.96	1,125,982	1.24%			28.55%
2018			0.25%	72,920			13.19	961,936	1.11%			-8.22%
2017			0.25%	85,684			14.37	1,231,555	1.30%			20.17%
2016			0.25%	88,316			11.96	1,056,330	1.19%			7.91%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020			0.10%	57,202			24.27	1,388,570	1.38%			3.12%
2019	0.10%	to	0.25%	61,128	23.54	to	23.11	1,414,943	1.91%	29.38%	to	29.18%
2018	0.10%	to	0.25%	68,527	18.20	to	17.89	1,227,703	1.32%	-10.45%	to	-10.58%
2017			0.25%	88,679			20.01	1,774,294	1.69%			17.06%
2016			0.25%	94,573			17.09	1,616,517	1.88%			13.49%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020			0.10%	36,465			39.77	1,450,100	0.77%			20.09%
2019			0.25%	42,186			32.59	1,374,834	1.52%			25.34%
2018			0.25%	55,150			26.00	1,433,975	0.93%			-9.95%
2017			0.25%	57,078			28.87	1,648,096	1.28%			26.50%
2016			0.25%	62,153			22.83	1,418,651	1.13%			3.58%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020			0.10%	183			57.36	10,497	4.50%			5.44%
2019			0.10%	196			54.40	10,663	5.31%			14.14%
2018			0.25%	299			33.47	10,008	5.59%			-7.18%
2017			0.25%	317			36.06	11,431	5.41%			9.44%
2016			0.25%	336			32.95	11,072	4.67%			10.28%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020			0.10%	15			82.39	1,236	0.00%			152.05%
2019			0.10%	17			32.69	556	0.00%			39.97%
2018			0.25%	18			22.71	409	0.00%			10.37%
2017			0.25%	19			20.58	391	0.00%			38.42%
2016			0.25%	21			14.86	312	0.00%			-9.01%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.10%	to	0.20%	530	60.13	to	45.25	24,164	2.79%	-16.93%	to	-17.02%
2019	0.10%	to	0.20%	674	72.39	to	54.53	36,989	1.88%	18.82%	to	18.70%
2018	0.20%	to	0.25%	723	45.94	to	47.69	33,248	2.33%	-7.90%	to	-7.95%
2017	0.20%	to	0.25%	468	49.88	to	51.81	23,382	1.46%	2.90%	to	2.85%
2016	0.20%	to	0.25%	555	48.48	to	50.37	26,942	1.54%	6.60%	to	6.55%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020			0.10%	25			30.98	775	1.75%			3.53%
2019			0.10%	26			29.93	778	1.83%			27.18%
2018			0.25%	27			24.87	671	1.79%			-7.49%
2017			0.25%	28			26.88	753	3.12%			17.70%
2016			0.25%	30			22.84	685	2.29%			17.59%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.10%	to	0.25%	14,955	23.25	to	23.69	319,245	2.58%	5.98%	to	5.82%
2019	0.10%	to	0.25%	12,018	21.94	to	22.38	245,013	1.62%	6.16%	to	6.00%
2018	0.20%	to	0.25%	24,117	17.82	to	21.12	490,408	2.24%	-0.25%	to	-0.30%
2017	0.20%	to	0.25%	22,919	17.87	to	21.18	470,434	2.13%	1.88%	to	1.83%
2016	0.20%	to	0.25%	23,448	17.54	to	20.80	471,624	1.91%	0.54%	to	0.49%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020			0.10%	3			36.96	111	0.00%			13.19%
2019	0.10%	to	0.25%	26,895	32.66	to	31.73	853,265	2.45%	22.82%	to	22.64%
2018			0.25%	28,318			25.87	732,594	0.69%			-17.62%
2017			0.25%	29,557			31.40	928,235	1.36%			41.15%
2016			0.25%	30,756			22.25	684,305	0.83%			7.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020			0.10%	35,175			22.24	782,173	1.21%			7.84%
2019	0.10%	to	0.25%	37,857	20.62	to	20.03	758,393	2.69%	19.00%	to	18.82%
2018			0.25%	35,919			16.86	605,577	2.08%			-14.75%
2017			0.25%	34,652			19.78	685,264	1.73%			27.13%
2016			0.25%	35,717			15.55	555,572	2.36%			0.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2018			0.25%	-			24.57	2	1.54%			-7.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.10%	to	0.25%	12,105	29.79	to	28.95	355,787	0.16%	10.23%	to	10.07%
2019	0.10%	to	0.25%	1,333	27.02	to	26.30	35,415	2.17%	17.63%	to	17.45%
2018	0.10%	to	0.25%	1,434	22.97	to	22.40	32,440	1.66%	-5.77%	to	-5.92%
2017			0.25%	1,444			23.80	34,374	1.76%			12.65%
2016			0.25%	1,522			21.13	32,164	2.18%			6.88%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.10%	to	0.25%	33,111	32.89	to	33.16	1,089,568	5.45%	5.91%	to	5.75%
2019	0.10%	to	0.25%	33,173	31.06	to	31.36	1,039,748	5.77%	14.63%	to	14.45%
2018	0.20%	to	0.25%	33,464	27.06	to	27.40	916,701	5.95%	-3.19%	to	-3.24%
2017	0.20%	to	0.25%	33,986	27.95	to	28.32	962,171	5.31%	6.54%	to	6.49%
2016	0.20%	to	0.25%	37,026	26.24	to	26.59	984,206	5.71%	13.93%	to	13.87%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020			0.10%	133,716			74.65	9,982,001	1.20%			13.00%
2019	0.10%	to	0.20%	196,513	66.06	to	47.86	9,487,398	1.24%	25.53%	to	25.40%
2018	0.10%	to	0.25%	233,975	52.63	to	49.43	9,013,393	1.28%	-11.47%	to	-11.61%
2017	0.20%	to	0.25%	238,155	43.15	to	55.92	10,382,808	1.11%	15.55%	to	15.49%
2016	0.20%	to	0.25%	242,410	37.35	to	48.42	9,078,674	1.14%	20.05%	to	19.99%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020			0.10%	111			27.10	3,009	3.43%			3.96%
2019			0.10%	119			26.07	3,103	4.80%			9.06%
2018			0.25%	131			23.15	3,033	2.73%			-2.59%
2017			0.25%	139			23.77	3,303	4.66%			6.07%
2016			0.25%	143			22.41	3,204	2.73%			8.38%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020			0.10%	446			11.85	5,286	1.31%			18.52%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020			0.10%	479,419			12.48	5,984,254	2.35%			7.09%
2019			0.25%	449,920			11.56	5,199,875	2.99%			8.13%
2018			0.25%	312,315			10.69	3,338,264	2.53%			-0.61%
2017			0.25%	369,110			10.75	3,969,717	2.52%			2.86%
2016			0.25%	384,423			10.46	4,019,298	2.44%			2.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020			0.10%	904			17.83	16,114	0.25%			7.58%
2019			0.10%	970			16.57	16,072	2.57%			10.66%
2018			0.25%	1,053			14.76	15,539	2.29%			-2.75%
2017			0.25%	1,118			15.17	16,965	2.15%			6.09%
2016			0.25%	1,185			14.30	16,950	2.13%			4.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020			0.10%	863			31.41	27,108	1.09%			12.25%
2019			0.10%	927			27.98	25,941	2.94%			22.20%
2018			0.25%	1,006			22.57	22,706	2.10%			-9.62%
2017			0.25%	1,068			24.97	26,670	1.59%			17.86%
2016			0.25%	1,132			21.19	23,984	2.25%			7.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020			0.10%	163			21.84	3,560	0.56%			9.04%
2019			0.10%	175			20.03	3,505	2.69%			14.16%
2018			0.25%	190			17.29	3,285	2.28%			-4.92%
2017			0.25%	202			18.19	3,674	2.00%			9.80%
2016			0.25%	214			16.56	3,544	2.24%			5.73%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020			0.10%	21			26.46	556	0.84%			10.66%
2019			0.10%	22			23.91	526	2.83%			18.20%
2018			0.25%	24			19.94	479	2.16%			-7.30%
2017			0.25%	26			21.51	559	1.87%			13.77%
2016			0.25%	27			18.91	510	2.32%			6.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020			0.10%	3			34.74	104	1.14%			12.63%
2019			0.10%	3			30.85	93	2.92%			24.02%
2018			0.25%	3			24.51	74	1.93%			-10.95%
2017			0.25%	4			27.53	110	1.37%			19.69%
2016			0.25%	4			23.00	92	1.79%			8.06%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020			0.10%	1,051			35.87	37,700	0.00%			29.96%
2019			0.10%	759			27.60	20,949	1.48%			30.40%
2018	0.10%	to	0.25%	3,544	21.17	to	20.83	74,159	0.90%	-3.17%	to	-3.32%
2017			0.25%	875			21.55	18,853	0.36%			29.88%
2016			0.25%	928			16.59	15,395	0.70%			1.94%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020			0.10%	24			44.40	1,066	0.00%			60.74%
2019			0.10%	26			27.62	718	0.00%			37.12%
2018			0.25%	28			19.83	555	0.00%			-7.08%
2017			0.25%	30			21.34	640	0.00%			27.42%
2016			0.25%	32			16.75	536	0.00%			6.20%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020			0.10%	185			21.26	3,933	0.77%			18.78%
2019	0.10%	to	0.25%	4,276	17.90	to	17.80	76,283	3.42%	37.48%	to	37.27%
2018			0.25%	213			12.97	2,762	0.06%			-1.52%
2017			0.25%	5,025			13.17	66,166	0.50%			26.99%
2016			0.25%	5,126			10.37	53,148	0.71%			3.68%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2018			0.25%	-			13.58	1	0.00%			1.14%
2016			0.25%	63			13.41	845	0.00%			-0.24%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.10%	to	0.25%	7,558,764	11.99	to	11.67	90,616,989	0.26%	0.16%	to	0.01%
2019	0.10%	to	0.25%	7,498,692	11.97	to	11.67	88,973,941	1.81%	1.73%	to	1.58%
2018	0.10%	to	0.25%	7,455,119	11.77	to	11.48	86,698,579	1.42%	1.34%	to	1.19%
2017	0.20%	to	0.25%	7,953,989	11.44	to	11.35	90,563,654	0.47%	0.27%	to	0.22%
2016	0.20%	to	0.25%	7,999,908	11.41	to	11.33	90,872,376	0.03%	-0.17%	to	-0.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020			0.10%	16,787			78.49	1,317,588	0.02%			22.57%
2019	0.10%	to	0.25%	22,870	64.04	to	54.63	1,256,924	0.07%	25.52%	to	25.33%
2018	0.10%	to	0.25%	24,425	51.02	to	43.58	1,068,846	0.01%	-12.72%	to	-12.85%
2017			0.25%	23,974			50.01	1,198,999	0.00%			13.20%
2016			0.25%	28,784			44.18	1,271,643	0.32%			22.53%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020			0.10%	10			64.11	641	0.00%			40.75%
2019			0.10%	10			45.55	455	0.00%			35.58%
2018			0.25%	12			32.62	391	0.00%			-8.17%
2017			0.25%	12			35.52	426	0.00%			24.61%
2016			0.25%	13			28.50	371	0.00%			8.04%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020			0.10%	138			70.61	9,745	0.08%			5.05%
2019			0.10%	148			67.22	9,949	1.06%			18.88%
2018			0.25%	199			44.87	8,930	0.67%			-17.16%
2017			0.25%	224			54.17	12,134	0.49%			8.79%
2016			0.25%	253			49.79	12,597	0.24%			25.62%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020			0.10%	6,375			36.92	235,368	1.18%			10.24%
2019			0.10%	6,419			33.49	214,970	1.19%			29.18%
2018			0.25%	6,449			26.05	167,978	1.11%			-0.25%
2017			0.25%	6,503			26.11	169,815	1.05%			20.22%
2016			0.25%	6,566			21.72	142,619	1.47%			11.11%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020			0.10%	9			64.53	581	0.00%			39.84%
2019			0.10%	10			46.14	461	0.00%			32.62%
2018			0.25%	10			37.33	373	0.00%			-6.64%
2017			0.25%	11			39.98	440	0.00%			24.98%
2016			0.25%	11			31.99	352	0.00%			4.14%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020			0.10%	54,609			13.06	713,114	0.63%			19.44%
2019			0.10%	54,990			10.93	601,200	0.41%			9.33%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020			0.10%	743			24.24	18,009	5.02%			7.90%
2019			0.10%	797			22.46	17,903	2.94%			11.78%
2018			0.25%	871			19.66	17,122	3.18%			-5.64%
2017			0.25%	925			20.83	19,271	4.66%			13.26%
2016			0.25%	980			18.39	18,027	1.17%			12.65%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2020			0.10%	21,332			11.88	253,497	4.81%			5.61%
2019			0.10%	19,969			11.25	224,689	3.66%			14.61%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.10%	to	0.25%	46,839	16.69	to	16.24	777,861	1.17%	2.89%	to	2.73%
2019	0.10%	to	0.25%	37,423	16.22	to	15.81	605,387	2.77%	3.92%	to	3.77%
2018	0.20%	to	0.25%	36,229	15.36	to	15.23	551,901	1.91%	0.14%	to	0.09%
2017	0.20%	to	0.25%	36,718	15.34	to	15.22	558,875	1.35%	1.15%	to	1.10%
2016	0.20%	to	0.25%	54,656	15.16	to	15.05	822,831	1.49%	1.20%	to	1.15%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020			0.10%	32,360			23.34	755,205	1.38%			11.60%
2019	0.10%	to	0.25%	35,365	20.91	to	20.37	720,682	1.71%	8.33%	to	8.16%
2018			0.25%	123,552			18.84	2,327,174	2.46%			-2.46%
2017			0.25%	125,343			19.31	2,420,422	2.37%			3.40%
2016			0.25%	131,371			18.67	2,453,325	2.25%			4.92%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.10%	to	0.25%	247,480	24.57	to	23.90	6,076,401	2.07%	8.53%	to	8.37%
2019	0.10%	to	0.25%	171,990	22.64	to	22.06	3,884,109	3.01%	8.25%	to	8.08%
2018	0.10%	to	0.25%	31,999	20.92	to	20.41	659,550	2.57%	-0.64%	to	-0.79%
2017	0.20%	to	0.25%	27,506	20.73	to	20.57	565,823	2.02%	4.71%	to	4.66%
2016	0.20%	to	0.25%	31,669	19.80	to	19.65	622,437	2.20%	2.48%	to	2.43%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.10%	to	0.25%	1,289	45.22	to	43.99	57,147	0.00%	23.67%	to	23.48%
2019	0.10%	to	0.25%	2,056	36.56	to	35.62	73,710	0.00%	19.43%	to	19.25%
2018	0.20%	to	0.25%	2,292	30.12	to	29.87	68,814	0.00%	-9.23%	to	-9.27%
2017	0.20%	to	0.25%	2,169	33.18	to	32.93	71,740	0.60%	4.98%	to	4.92%
2016	0.20%	to	0.25%	2,972	31.61	to	31.38	93,575	0.65%	19.47%	to	19.41%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2020			0.10%	16,717			42.03	702,581	0.00%			34.14%
2019			0.10%	18,716			31.33	586,377	0.00%			29.76%
2018			0.25%	2,517			23.92	60,214	0.00%			1.66%
2017			0.25%	5,941			23.53	139,804	0.00%			35.83%
2016			0.25%	2,124			17.32	36,798	0.00%			0.53%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2020	0.10%	to	0.25%	4,971	39.02	to	37.96	189,239	2.25%	0.86%	to	0.70%
2019	0.10%	to	0.25%	2,533	38.69	to	37.70	96,048	2.08%	25.92%	to	25.73%
2018	0.20%	to	0.25%	2,656	30.23	to	29.98	79,643	1.75%	-9.87%	to	-9.92%
2017	0.20%	to	0.25%	2,677	33.54	to	33.28	89,111	1.47%	15.50%	to	15.44%
2016	0.20%	to	0.25%	3,083	29.04	to	28.83	88,898	2.00%	18.62%	to	18.56%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2020			0.10%	285,870			11.75	3,360,221	1.95%			4.60%
2019			0.25%	215,994			11.09	2,394,371	2.38%			4.09%
2018			0.25%	240,929			10.65	2,565,797	2.03%			0.92%
2017			0.25%	179,525			10.55	1,894,364	1.47%			0.81%
2016			0.25%	79,188			10.47	828,921	1.33%			1.11%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2020	0.10%	to	0.25%	3,671	99.72	to	97.02	364,975	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	4,216	80.85	to	78.77	334,175	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	5,004	61.79	to	60.29	302,816	0.00%	-2.40%	to	-2.54%
2017			0.25%	5,544			61.87	342,983	0.00%			24.13%
2016			0.25%	5,899			49.84	293,991	0.00%			5.77%
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
2020			0.10%	61			73.96	4,512	0.00%			44.23%
2019			0.10%	65			51.28	3,333	0.41%			34.79%
2018			0.25%	71			37.22	2,642	0.16%			0.90%
2017			0.25%	76			36.88	2,803	0.10%			34.09%
2016			0.25%	80			27.51	2,200	0.03%			1.06%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020			0.10%	6,957			75.12	522,635	1.01%			17.13%
2019	0.10%	to	0.25%	39,293	64.14	to	43.63	1,722,192	0.43%	30.46%	to	30.27%
2018			0.25%	37,949			33.50	1,271,119	0.28%			-23.68%
2017			0.25%	37,965			43.89	1,666,161	0.42%			50.66%
2016			0.25%	39,460			29.13	1,149,480	0.47%			-0.15%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020			0.10%	38			41.83	1,589	0.93%			18.99%
2019			0.10%	41			35.15	1,441	0.00%			11.76%
2018			0.25%	64			21.55	1,379	0.00%			-28.46%
2017			0.25%	68			30.13	2,049	0.00%			-1.94%
2016			0.25%	72			30.72	2,212	0.77%			43.35%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020			0.10%	12			47.58	571	0.44%			20.88%
2019			0.10%	13			39.36	512	0.28%			31.33%
2018			0.25%	15			29.14	437	0.19%			-7.38%
2017			0.25%	15			31.47	472	0.66%			20.14%
2016			0.25%	14			26.19	367	1.69%			11.95%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.